BLACKROCK FUNDS II

LifePath® Active 2015 Portfolio
LifePath® Active 2020 Portfolio
LifePath® Active 2025 Portfolio
LifePath® Active 2030 Portfolio
LifePath® Active 2035 Portfolio
LifePath® Active 2040 Portfolio
LifePath® Active 2045 Portfolio
LifePath® Active 2050 Portfolio
LifePath® Active 2055 Portfolio
(each, a “Fund” and collectively, the “Funds”)

Supplement dated September 30, 2014
to the Prospectus dated February 28, 2014

Each Fund recently adopted changes to its “glide path,” which shows the target allocation among asset classes as a Fund approaches its target date. As a result of the changes to the Funds’ glide path, the target allocation among asset classes for each Fund is expected to change. In particular, although the new glide path will maintain current target levels of equity exposure at the start of the glide path, the new glide path will target higher levels of equity exposure for the Funds throughout the glide path. The current target asset allocation of each Fund at its retirement date is 38% in underlying funds that invest primarily in equity and 62% in underlying funds that invest primarily in fixed income. Although each Fund’s target allocation may shift over time depending on market conditions, under the new glide path, each Fund’s target asset allocation at its retirement date is expected to be 40% in underlying funds that invest primarily in equity and 60% in underlying funds that invest primarily in fixed income. In addition, although each Fund’s asset mix currently becomes more conservative both prior to and after retirement, under the new glide path, a Fund’s allocation will reach its most conservative phase at retirement and generally will not become more conservative following the target retirement date, although its allocation may change to maintain its risk profile.

These changes will become effective on or about November 28, 2014.

Investors should review carefully the specific changes to the Prospectus of the Funds, reflecting the changes noted above, which are detailed below.

In connection with the change to each Fund’s glide path as described above, effective on or about November 28, 2014, the Prospectus is amended to reflect the following with respect to each Fund:

The following chart illustrates the glide path — the target allocation among asset classes as a Fund approaches its target date:

Under normal circumstances, each Fund’s asset allocation will change over time according to a “glide path” as a Fund approaches its target date. The glide path represents the shifting of asset classes over time. As the glide path shows, each Fund’s asset mix becomes more conservative —prior to retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the Fund, which may be a primary source of income after retirement.

At the time a Fund reaches its target retirement date, the asset allocation of the Fund is expected to be 40% in underlying funds that invest in equity and 60% in underlying funds that invest in fixed income, and the target allocation may shift over time depending on market conditions.

The following table illustrates each Fund’s current target allocation among asset classes:

Target Asset Allocation

	Equity Funds (includes REITs and commodity funds)	Fixed Income Funds
LifePath® Active 2015 Portfolio	40%	60%
LifePath® Active 2020 Portfolio	55%	45%
LifePath® Active 2025 Portfolio	66%	34%
LifePath® Active 2030 Portfolio	76%	24%
LifePath® Active 2035 Portfolio	86%	14%
LifePath® Active 2040 Portfolio	94%	6%
LifePath® Active 2045 Portfolio	98%	2%
LifePath® Active 2050 Portfolio	99%	1%
LifePath® Active 2055 Portfolio	99%	1%